FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 15 - FAIR VALUE MEASUREMENTS
Financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts receivable retention, other receivables, amounts due to or from related parties, accounts payable, short-term bank loans and long-term bank loans. The carrying values of these financial instruments and other than long-term bank loans, approximate their fair values due to their short-term maturities. The carrying value of the Company’s long-term bank loans approximates their fair value as the long-term bank loans are subject to floating interest rates. The carrying value of the Company’s long-term bank loans which are subject to fixed interest rates approximates their fair value as the market interest rate has not significantly changed from the borrowing date to June 30, 2023. These assets and liabilities, excluding cash (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy. There were no assets and liabilities measured at fair value on a recurring basis as of June 30, 2022 and 2023.